Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Share Capital	Share CapitalAs at December 31, 2022, the Company’s authorized share capital consists of an unlimited number of common shares without par value. As at December 31, 2022, 92,182,633 common shares were outstanding.
(a)     Options

During the year ended December 31, 2022, the Company granted 449,248 (year ended December 31, 2021 - 316,910) options to employees of the Company at weighted average exercise price of $13.14 per share (year ended December 31, 2021 - $15.66) with a term to expiry of five years. These stock options vest in three equal installments on each annual anniversary date from the date of grant. The total fair value of these options on the grant date was $2.8 million (year ended December 31, 2021 - $1.8 million), which is recognized over the vesting period.

A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2022		2021
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Outstanding stock options, beginning of year	4,202,389	$8.98	4,641,763	$7.91
Issued	449,248	13.14	316,910	15.66
Exercised	(1,812,558)	4.69	(725,121)	4.64
Cancelled	(58,005)	14.46	(31,163)	15.78
Outstanding stock options, end of year	2,781,074	$11.44	4,202,389	$8.98
The fair value of options granted in the years ended December 31, 2022 and 2021 was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2022	2021
Expected term (years)	3.0	3.0
Forfeiture rate	—%	—%
Volatility	60%	56%
Dividend yield	—%	—%
Risk-free interest rate	3.86%	1.10%
Weighted-average fair value per option	$6.16	$5.57
The Company has a performance share unit ("PSU") plan pursuant to which the Compensation Committee may grant PSUs to any director, officer, employee, or consultant of the Company or its subsidiaries. At the time of grant of PSUs, the Compensation Committee, may establish performance conditions for the vesting of the PSUs. The performance conditions may be graduated such that different percentages (which may be greater or lower than 100%) of the PSUs in a grant become vested depending on the satisfaction of one or more performance conditions. Performance conditions may include terms or conditions relating to: (i) the market price of the common shares; (ii) the return to holders of common shares, with or without reference to other comparable companies; (iii) the financial performance or results of the Company or its subsidiaries; (iv) the achievement of performance conditions or other performance criteria relating to the Company or its subsidiaries; (v) any other terms and conditions the Compensation Committee may in its sole discretion determine with respect to vesting or the acceleration of vesting; and (vi) the vesting date of the PSUs. The Compensation Committee may, in its discretion, subsequent to the grant of a PSU, waive any such performance condition or determine that it has been satisfied subject to applicable law, as well as determine the settlement of PSUs in shares or in cash. Each PSU entitles the holder thereof to receive one common share, or its equivalent cash value, on the redemption date selected by the Compensation Committee.
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2022	2021
Outstanding balance, beginning of year	793,043	727,761
Issued	344,549	310,287
Settled	(212,765)	(223,231)
Cancelled	(43,039)	(21,774)
Outstanding balance, end of year	881,788	793,043

These PSUs will vest three years from the date of grant by the Compensation Committee and the number of PSUs that will vest may range from 0% to 200% of the number granted, subject to the satisfaction of certain market and non-market performance conditions. Each vested PSU entitles the holder thereof to receive on or about the applicable date of vesting of such share unit (i) one common share; (ii) a cash amount equal to the fair market value of one common share as at the applicable date of vesting; or (iii) a combination of (i) and (ii), as determined by the Compensation Committee in its sole discretion. The Company has elected to settle its PSUs using a combination of cash and common shares in the past. As such, based on its history of past settlements, PSUs are classified as liabilities.

For PSUs with non-market performance conditions, the fair value of the share units granted was initially recognized at the fair value using the share price at the date of grant, and subsequently remeasured at fair value on each balance sheet date. For PSUs with market performance conditions, the fair value was determined using a Geometric Brownian Motion model. As at December 31, 2022, the fair value of the PSU liability was $5.9 million (December 31, 2021 -$5.8 million).
(c) Deferred Share Unit Plan
(d) Restricted Share Unit Plan

The Company has a restricted share unit ("RSU") plan pursuant to which the Compensation Committee may grant share units to any officer, employee, or consultant of the Company or its subsidiaries. RSUs issued under the plan entitles the holder thereof to receive one common share, without payment of additional consideration, on the redemption date selected by the Compensation Committee following the date of vesting of such share unit, which will be within 30 days of the date of vesting, or at a later deferred date, subject to certain exception and restrictions. RSUs granted will vest in three equal installments on each anniversary date from the date of grant. The fair value of these restricted share units is determined on the date of grant using the market price of the Company’s shares. Each RSU entitles the holder thereof to receive one common share, or its equivalent cash value, on the redemption date selected by the Compensation Committee.

During the year ended December 31, 2022, the Company granted 160,320 (year ended December 31, 2021 - 171,106) RSUs to employees of the Company at weighted average fair value of $13.86 per share (year ended December 31, 2021 - $14.26). The total fair value of these RSUs on the grant date was $2.2 million (year ended December 31, 2021 - $2.4 million), which is recognized over the vesting period.
(e)     Share-based compensation

	Year ended December 31,
	2022	2021
Stock options	$2,091	$2,925
Performance share unit plan	3,158	4,124
Deferred share unit plan	1,087	734
Restricted share unit plan	1,595	65
Share-based compensation(1)	$7,931	$7,848
(f)     Net Income per Share

	Year ended December 31,
	2022	2021
Weighted average number of common shares outstanding	90,789,925	88,602,367
Dilutive effects of:
Stock options	1,117,529	2,353,584
Share units	263,202	7,501
Weighted average number of diluted common shares outstanding(1)	92,170,656	90,963,452

Net income attributable to owners of the Company	$101,831	$201,053
Basic net income per share	1.12	2.27
Diluted net income per share	1.10	2.21